Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.S. federal net operating loss	$ 49,805	$ 0
Change in Valuation Allowance	$ 214,048	$ 0